Document And Entity Information - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2016	Feb. 17, 2017	Jun. 30, 2016
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2016
Entity Registrant Name	SUNOCO LP
Entity Central Index Key	0001552275
Trading Symbol	SUN
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Public Float			$ 1.5
Entity Well-known Seasoned Issuer	Yes
Common Units [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		98,538,043
Common Class C [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		16,410,780